Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash payments [Abstract]
Interest Expense	$ 10,942,113	$ 17,204,476	$ 21,975,968
Income Taxes	0	390,152	275,000
Noncash financing and investing activities [Abstract]
Acquisitions of Real Estate Through Loan Foreclosures	9,729,174	12,555,622	13,159,402
Unrealized (Gain) Loss on Investment Securities	$ 3,120,540	$ (3,802,320)	$ 757,545